Disclosures About Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2016
DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS
DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

18. DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

ASC 820 applies to reported balances that are required or permitted to be measured at fair value under an existing accounting pronouncement. ASC 820 emphasizes that fair value is a market-based measurement, not an entity-specific measurement. Therefore, a fair value measurement should be determined based on the assumptions that market participants would use in pricing the asset or liability and establishes a fair value hierarchy. The fair value hierarchy consists of three levels of inputs that may be used to measure fair value as follows:

Level 1 — Inputs that utilize quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access. Level 1 assets and liabilities include debt and equity securities that are traded in an active exchange market, as well as certain U.S. Treasury securities that are highly liquid and are actively traded in over-the-counter markets.

Level 2 — Inputs other than those quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for similar assets and liabilities in active markets, as well as inputs that are observable for the asset or liability (other than quoted prices), such as interest rates and yield curves that are observable at commonly quoted intervals. Level 2 assets and liabilities include available-for-sale securities with quoted prices that are traded less frequently than exchange-traded instruments and derivative contracts whose value is determined using a pricing model with inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Available-for-sale securities are valued using observable data that may include dealer quotes, market spreads, cash flows, the U.S. Treasury yield curve, prepayment speeds, credit information, and the bond’s terms and conditions, among other things. Derivative valuations utilize certain Level 3 inputs, such as estimates of current credit spreads to evaluate the likelihood of default by the Company and its counterparties. The significance of the impact of these credit valuation adjustments on the overall valuation of derivative positions are not significant to the overall valuation and result in all derivative valuations being classified in Level 2 of the fair value hierarchy.

Level 3 — Inputs that are unobservable inputs for the asset or liability, which are typically based on an entity’s own assumptions, as there is little, if any, related market activity. In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability. This category includes certain interest-only strip securities where independent pricing information was not able to be obtained for a significant portion of the underlying assets and loans held-for-sale.

The tables below present the Company’s assets and liabilities measured at fair value on a recurring basis as of the dates set forth aggregated by the level in the fair value hierarchy within which those measurements fall:

	December 31, 2016
	Level 1	Level 2	Level 3	Total
	(Dollars in thousands)

Financial Assets:
Available-for-sale securities	$112,881	$161,738	$-	$274,619
Correspondent interest rate swaps	-	698	-	698
Customer interest rate swaps	-	1,307	-	1,307
Correspondent interest rate caps	-	5	-	5

Financial Liabilities:
Correspondent interest rate swaps	$-	$1,389	$-	$1,389
Customer interest rate swaps	-	698	-
Customer interest rate caps	-	5	-	5

	December 31, 2015
	Level 1	Level 2	Level 3	Total
	(Dollars in thousands)

Financial Assets:
Available-for-sale securities	$74,974	$201,047	$-	$276,021
Customer interest rate swaps	-	1,528	-	1,528
Correspondent interest rate caps	-	25	-	25

Financial Liabilities:
Correspondent interest rate swaps	$-	$1,612	$-	$1,612
Customer interest rate caps	-	25	-	25

Certain financial assets and financial liabilities are measured at fair value on a nonrecurring basis; that is, the instruments are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment). Assets measured on a nonrecurring basis include impaired loans, real estate acquired by foreclosure and other repossessed assets.

A loan is defined as impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due, according to the contractual terms of the loan agreement.  The allowance for loan losses related to impaired loans is determined based on the difference between the carrying value of the impaired loan and its fair value.  The fair value of impaired loans is determined based on the fair value of the collateral if repayment is expected solely from the collateral.  Fair value of the loan’s collateral is determined by appraisals and third party estimates for real estate collateral and by appraisals or independent valuations for non-real estate collateral such as inventory, accounts receivable, equipment or other business assets.  The fair value of real estate acquired by foreclosure is measured using appraisals and third party estimates.  These values may be adjusted based on current information available to management, therefore the values are considered Level 3 inputs within the fair value hierarchy.

The following tables present the assets that were subject to fair value adjustments during the periods indicated, which were still on the balance sheet at the end of the reporting periods:

	December 31, 2016
	Level 3	Total	Losses for the Year Ended December 31, 2016
	(Dollars in thousands)

Assets Measured on a Nonrecurring Basis:
Impaired loans	$23,613	$23,613	$21,886
Other real estate owned	1,721	1,721	1,016

	December 31, 2015
	Level 3	Total	Losses for the Year Ended December 31, 2015
	(Dollars in thousands)

Assets Measured on a Nonrecurring Basis:
Impaired loans	$32,988	$32,988	$14,581
Real estate acquired by foreclosure	1,665	1,665	155

The following methods and assumptions were used to estimate the fair value of cash and of financial instruments for which it is practicable to estimate that value:

Cash and Short-Term Investments — The carrying amount of these short term investments is a reasonable estimate of fair value.

Securities — The fair value of securities are obtained from an independent pricing service.  Securities are valued based on quoted prices in an active market when available. These securities are classified in Level 1 of the valuation hierarchy. If quoted market prices are not available for the specific security, then fair values are estimated and classified as Level 2 of the valuation hierarchy.  The fair value measurements consider observable data that may include dealer quotes, market spreads, cash flows, the U.S. Treasury and other yield curves, live trading levels, trade execution data, market consensus prepayment speeds, credit information and the security’s terms and conditions, among other things.

Loans Held-for-Sale — The fair value of consumer residential mortgages held-for-sale is based on commitments from investors or prevailing market prices.

Loans Held for Investment — The fair value of loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

Real Estate Acquired by Foreclosure — Real estate acquired by foreclosure is adjusted to fair value less estimated costs to sell at the time of foreclosure. Subsequently, these assets are carried at the lower of carrying value or fair value less estimated costs to sell. Fair value is generally based upon market prices or appraised values of the property, which may be discounted based on internal criteria and accordingly, the Company classifies real estate acquired by foreclosure as Level 3.

Deposit Liabilities — The fair value of demand deposits, savings accounts and certain money market deposits is the amount payable on demand at the reporting date. The fair value of certificates of deposit is estimated using the rates currently offered for deposits of similar remaining maturities.

Other Borrowed Funds — The carrying amount of securities sold under agreements to repurchase is a reasonable estimate of fair value because these borrowings reprice at market rates generally daily. The fair value of long term FHLB advances is estimated using the rates currently offered for advances of similar remaining maturities.

Subordinated debentures and subordinated notes—The fair value of the subordinated debentures and subordinated notes was calculated using the quoted market prices, if available. If quoted market prices are not available, fair value is estimated using quoted market prices for similar subordinated debentures. Subordinated debentures and subordinated notes fair value measurements utilize Level 2 inputs.

Off-Balance Sheet Financial Instruments — The fair value of commitments is estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the present creditworthiness of the counterparties. For fixed-rate loan commitments, fair value also considers the difference between current levels of interest rates and the committed rates. The fair value of guarantees and letters of credit is based on fees currently charged for similar agreements or on the estimated cost to terminate them or otherwise settle the obligations with the counterparties at the reporting date. These amounts were not significant at the reporting dates. The fair value of interest rate swaps is derived from pricing models based on past, present and projected future market conditions, quoted market prices of instruments with similar characteristics or discounted cash flows, classified in Level 2 of the fair value hierarchy.

The following table presents quantitative information about significant unobservable inputs used in the fair value measurements for Level 3 assets at the date indicated:

	Fair Value at 12/31/2016	Valuation Technique	Unobservable Input	Range (1) (Weighted Average)
	(Dollars in thousands)

Loans held for investment	$3,128,966	Discounted cash flow	Prepayment Speed	0% to 99.50% (28.59%)
			Discount Rates	0.17% - 11.36% (4.04%)

Real estate acquired by foreclosure	5,220	Appraisal	Adjustments for comparable properties	8.00% - 22.00% (14.18%)
(1)	Represents range of factors applied to determine fair value.

The estimated fair values of the Company’s financial instruments as of the dates indicated are as follows:

	December 31, 2016
	Carrying Value	Level 1	Level 2	Level 3	Fair Value
	(Dollars in thousands)

Financial Assets:
Cash and short term investments	$389,007	$389,007	$-	$-	$389,007
Available-for-sale securities	274,619	112,881	161,738	-	274,619
Held-to-maturity securities	35,505	-	34,845	-	34,845
Other securities	17,983	17,983	-	-	17,983
Loans held for sale	23,989	24,144	-	-	24,144
Loans held for investment	3,098,220	-	-	3,128,966	3,128,966
Real estate acquired by foreclosure	5,220	-	-	5,220	5,220
Total	$3,844,543	$544,015	$196,583	$3,134,186	$3,874,784

Financial Liabilities:
Deposits	$3,374,700	$-	$3,375,047	$-	$3,375,047
Securities sold under agreements to repurchase	3,493	-	3,493	-	3,493
Other borrowed funds	150,000	-	148,921	-	148,921
Subordinated debentures	47,492	-	47,492	-	47,492
Total	$3,575,685	$-	$3,574,953	$-	$3,574,953

	December 31, 2015
	Carrying Value	Level 1	Level 2	Level 3	Fair Value
	(Dollars in thousands)

Financial Assets:
Cash and short term investments	$124,906	$124,906	$-	$-	$124,906
Available-for-sale securities	276,021	74,974	201,047	-	276,021
Held-to-maturity securities	42,130	-	41,996	-	41,996
Other securities	20,320	20,320	-	-	20,320
Loans held for sale	384	384	-	-	384
Loans held for investment	3,130,669	-	-	3,147,615	3,147,615
Real estate acquired by foreclosure	12,122	-	-	12,122	12,122
Total	$3,606,552	$220,584	$243,043	$3,159,737	$3,623,364

Financial Liabilities:
Deposits	$3,100,748	$-	$3,100,748	$-	$3,100,748
Securities sold under agreements to repurchase	3,073	-	3,073	-	3,073
Other borrowed funds	223,265	-	221,104	-	221,104
Subordinated debentures	13,187	-	13,187	-	13,187
Total	$3,340,273	$-	$3,338,112	$-	$3,338,112